Net Operating Losses Carryforwards by Expiration Date (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2012
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	¥ 4,042
One year or less
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	2,690
Fiscal Years Ending March 31, 2014
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	16
Fiscal Years Ending March 31, 2015
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	5
After five years
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	¥ 1,331